Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT

(in millions)	Maturity Date	2017	2016
Regulated Utilities
ITC
Secured US First Mortgage Bonds -
4.67% weighted average fixed rate (2016 - 4.81%)	2018-2055	$2,063	$1,994
Secured US Senior Notes -
4.19% weighted average fixed rate (2016 - 4.19%)	2040-2046	596	638
Unsecured US Senior Notes -
3.98% weighted average fixed rate (2016 - 4.80%)	2020-2043	3,618	3,160
Unsecured US Shareholder Note -
6.00% fixed rate (2016 - 6.00%)	2028	250	267
Unsecured US Term Loan Credit Agreement -
2.03% weighted average variable rate	2019	63	—
UNS Energy
Unsecured US Tax-Exempt Bonds - 4.04% weighted
average fixed and variable rate (2016 - 3.87%)	2020-2040	773	827
Unsecured US Fixed Rate Notes -
4.26% weighted average fixed rate (2016 - 4.26%)	2021-2045	1,411	1,511
Central Hudson
Unsecured US Promissory Notes - 4.28% weighted
average fixed and variable rate (2016 - 4.25%)	2018-2057	770	768
FortisBC Energy
Unsecured Debentures -
5.13% weighted average fixed rate (2016 - 5.24%)	2026-2047	2,395	2,220
FortisAlberta
Unsecured Debentures -
4.70% weighted average fixed rate (2016 - 4.82%)	2024-2052	2,035	1,834
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2016 - 8.80%)	2023	25	25
Unsecured Debentures -
5.05% weighted average fixed rate (2016 - 5.22%)	2021-2050	710	635
Eastern Canadian
Secured First Mortgage Sinking Fund Bonds -
6.14% weighted average fixed rate (2016 - 6.48%)	2020-2057	585	516
Secured First Mortgage Bonds -
6.19% weighted average fixed rate (2016 - 6.19%)	2018-2061	195	195
Unsecured Senior Notes -
6.11% weighted average fixed rate (2016 - 6.11%)	2018-2041	104	104
Caribbean Electric
Unsecured US Senior Loan Notes and Bonds - 4.80% weighted
average fixed and variable rate (2016 - 4.92%)	2018-2048	525	499
Corporate
Unsecured US Senior Notes and Promissory Notes -
3.41% weighted average fixed rate (2016 - 3.43%)	2019-2044	4,046	4,353
Unsecured Debentures -
6.50% weighted average fixed rate (2016 - 6.50%)	2039	200	200
Unsecured Senior Notes - 2.85% fixed rate (2016 - 2.85%)	2023	500	500
Long-term classification of credit facility borrowings		671	973
Total long-term debt (Note 28)		21,535	21,219
Less: Deferred financing costs and debt discounts		(139)	(151)
Less: Current installments of long-term debt		(705)	(251)
		$20,691	$20,817

Certain long-term debt instruments at the Corporation's regulated utilities are secured. When security is provided, it is typically a fixed or floating first charge on the specific assets of the Company to which the long‑term debt is associated.

Covenants

Certain of the Corporation's long-term debt obligations have covenants restricting the issuance of additional debt such that consolidated debt cannot exceed 70% of the Corporation's consolidated capital structure, as defined by the long-term debt agreements. In addition, one of the Corporation's long-term debt obligations contains a covenant which provides that Fortis shall not declare or pay any dividends, other than stock dividends or cumulative preferred dividends on preference shares not issued as stock dividends, or make any other distribution on its shares or redeem any of its shares or prepay subordinated debt if, immediately thereafter, its consolidated funded obligations would be in excess of 75% of its total consolidated capitalization.

Regulated Utilities

The majority of the long-term debt instruments at the Corporation's regulated utilities are redeemable at the option of the respective utilities, at any time, at the greater of par or a specified price as defined in the respective long-term debt agreements, together with accrued and unpaid interest.

In March 2017 ITC entered into 1-year and 2-year unsecured term loan credit agreements at floating interest rates of a one-month LIBOR plus a spread of 0.90% and 0.65%, respectively. Borrowings under the term loan credit agreements were US$200 million and US$50 million, respectively, representing the maximum amounts available under the agreements.  The net proceeds from these borrowings were used to repay credit facility borrowings and for general corporate purposes. The US$200 million term loan was subsequently repaid using long-term debt issued in November 2017. In April 2017 ITC issued 30-year US$200 million secured first mortgage bonds at 4.16%. The net proceeds from the issuance were used to repay credit facility borrowings and for general corporate purposes. In November 2017 ITC issued 5-year US$500 million unsecured notes at 2.70% and 10-year US$500 million unsecured notes at 3.35%. The net proceeds from the issuances were used to repay long-term debt, including borrowings under the term loan as discussed above, to repay short-term borrowings, and for general corporate purposes.

In March and May 2017, Caribbean Utilities issued US$60 million of unsecured notes in a dual tranche of 15-year US$40 million at 3.90% and 30-year US$20 million at 4.64%, respectively. The net proceeds from the issuances were used to finance capital expenditures and repay short-term borrowings.

In June 2017 Newfoundland Power issued 40-year $75 million first mortgage sinking fund bonds at 3.815%. The net proceeds from the issuance were used to repay credit facility borrowings and for general corporate purposes.

In August 2017 Central Hudson issued 30-year US$30 million unsecured notes at 4.05% and 40-year US$30 million unsecured notes at 4.20%. The net proceeds from the issuances were used to repay long-term debt and for general corporate purposes.

In September 2017 FortisAlberta issued 30-year $200 million unsecured debentures at 3.67%. The net proceeds from the issuance were used to repay credit facility borrowings, to finance capital expenditures and for general corporate purposes.

In October 2017 FortisBC Energy issued 30-year $175 million unsecured debentures at 3.69%. The net proceeds from the issuance were used to repay short-term borrowings and to finance capital expenditures.

In December 2017 FortisBC Electric issued 32-year $75 million unsecured debentures at 3.62%. The net proceeds from the issuance were used to repay short-term borrowings.

Corporate

The unsecured debentures and senior notes are redeemable at the option of Fortis at a price calculated as the greater of par or a specified price as defined in the respective long-term debt agreements, together with accrued and unpaid interest.

Credit Facilities

As at December 31, 2017, the Corporation and its subsidiaries had consolidated credit facilities of approximately $5.0 billion, of which approximately $3.9 billion was unused, including $1.1 billion unused under the Corporation's committed revolving corporate credit facility. The credit facilities are syndicated mostly with large banks in Canada and the United States, with no one bank holding more than 20% of these facilities. Approximately $4.7 billion of the total credit facilities are committed facilities with maturities ranging from 2019 through 2022.

The following summary outlines the credit facilities of the Corporation and its subsidiaries.

(in millions)	Regulated Utilities	Corporate and Other	2017	2016
Total credit facilities (1)	$3,567	$1,385	$4,952	$5,976
Credit facilities utilized:
Short-term borrowings (1) (2)	(209)	—	(209)	(1,155)
Long-term debt (including current portion) (3)	(465)	(206)	(671)	(973)
Letters of credit outstanding	(73)	(56)	(129)	(119)
Credit facilities unused	$2,820	$1,123	$3,943	$3,729

(1)
As at December 31, 2017, there was no commercial paper outstanding (December 31, 2016 - $195 million). Outstanding commercial paper does not reduce available capacity under the Corporation's consolidated credit facilities.

(2)	The weighted average interest rate on short-term borrowings was approximately 1.8% as at December 31, 2017 (December 31, 2016 - 1.7%).

(3)
As at December 31, 2017, credit facility borrowings classified as long-term debt included $312 million in current installments of long-term debt on the consolidated balance sheet (December 31, 2016 - $61 million). The weighted average interest rate on credit facility borrowings classified as long‑term debt was approximately 2.5% as at December 31, 2017 (December 31, 2016 - 1.8%).

As at December 31, 2017 and 2016, certain borrowings under the Corporation's and subsidiaries' long‑term committed credit facilities were classified as long-term debt. It is management's intention to refinance these borrowings with long‑term permanent financing during future periods.

Regulated Utilities
ITC has a total of US$900 million in unsecured committed revolving credit facilities maturing in October 2022. ITC has an ongoing commercial paper program in an aggregate amount of US$400 million, under which ITC had no amounts outstanding as at December 31, 2017.

UNS Energy has a total of US$500 million in unsecured committed revolving credit facilities, maturing in October 2022.

Central Hudson has a combined US$250 million unsecured committed revolving credit facility, with US$50 million maturing in July 2020 and the remaining maturing in October 2020. Central Hudson also has an uncommitted credit facility totalling US$40 million.

FortisBC Energy has a $700 million unsecured committed revolving credit facility, maturing in August 2022.

FortisAlberta has a $250 million unsecured committed revolving credit facility, maturing in August 2022.

FortisBC Electric has a $150 million unsecured committed revolving credit facility, maturing in May 2022, and a $10 million unsecured demand overdraft facility.
Newfoundland Power has a $100 million unsecured committed revolving credit facility, maturing in August 2022, and a $20 million demand credit facility. Maritime Electric has a $50 million unsecured committed revolving credit facility, maturing in February 2019, and a $5 million unsecured demand credit facility. FortisOntario has a $40 million unsecured committed revolving credit facility, maturing in June 2020.

Caribbean Utilities has unsecured credit facilities totalling US$50 million. Fortis Turks and Caicos has short-term unsecured demand credit facilities of US$22 million, and an emergency standby loan of US$25 million both maturing in June 2018.

Corporate and Other
Fortis has a $1.3 billion unsecured committed revolving credit facility, maturing in July 2022. The Corporation has the option to increase the facility by an amount up to $0.5 billion and, as at December 31, 2017, that option had not been exercised. In March 2017, the Corporation repaid a $500 million non-revolving term senior unsecured equity bridge credit facility, used to finance a portion of the cash purchase price of the acquisition of ITC, with proceeds from the issuance of common shares. Fortis issued approximately 12.2 million common shares, in a private placement to an institutional investor, representing share consideration of $500 million at a price of $41.00 per share.

FHI has a $50 million unsecured committed revolving credit facility, maturing in April 2020.

Repayment of Long-Term Debt

The consolidated annual requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

	Regulated	Corporate
	Utilities	and Other	Total
Year	(in millions)	(in millions)	(in millions)
2018	$499	$206	$705
2019	169	113	282
2020	516	157	673
2021	435	784	1,219
2022	1,060	—	1,060
Thereafter	13,904	3,692	17,596
	$16,583	$4,952	$21,535